Leases (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings		$ 19,161	$ 17,634
Right-of-use assets		912	1,054
Lease liabilities		492	635
Finance leases		477	534
Operating leases		$ 435	520
Rent expense	$ 218
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings			$ 29
Right-of-use assets				$ 756
Lease liabilities				756
Finance leases				215
Operating leases				$ 541